TAXATION (Details Textual)		1 Months Ended	12 Months Ended
	Apr. 01, 2019	Jan. 31, 2008	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%	25.00%	25.00%	25.00%	25.00%
Surtax including urban maintenance and construction taxes and additional education fees, rate			6.00%	6.00%
(Loss) Income before income tax			$ (671,074)		$ (780,600)	$ 1,239,491
Valuation allowance, deferred tax asset, increase (decrease), amount			$ 36,722		$ 199,323
Effective income tax rate reconciliation, Ttx holiday, percent			50.00%	50.00%
Hong Kong [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest				$ 2,000,000
Maximum [Member] | Hong Kong [Member]
Effective income tax rate reconciliation, noncontrolling interest income (loss), percent			16.50%	16.50%
Minimum [Member] | Hong Kong [Member]
Effective income tax rate reconciliation, noncontrolling interest income (loss), percent			8.25%	8.25%
Product [Member] | Maximum [Member]
Value-Added tax rate	16.00%
Product [Member] | Minimum [Member]
Value-Added tax rate	13.00%
Cargo and Freight [Member] | Maximum [Member]
Value-Added tax rate	10.00%
Cargo and Freight [Member] | Minimum [Member]
Value-Added tax rate	9.00%